Loss Before Income Tax - Additional Information (Details) € in Millions				1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 10, 2019 USD ($)	Oct. 12, 2018 USD ($)	Sep. 14, 2018 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) Obligation	Mar. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 21, 2019 EUR (€)
Disclosure Of Loss Before Income Tax Line Item
Revenue recognized relation to patent license agreement												$ 0	$ 0
Deferred consideration up-front milestone receivable recognized												2,500,000		$ 20,000,000
Receipt on non refundable up-front payment upon reaching product regulatory milestone												25,000,000
Revenue recognized from up-front payment as deferred consideration		$ 10,000,000
Revenue										$ 12,201,000	$ 1,249,000	31,455,000	14,755,000
Revenue recognized relation from final cumulative net sales												0
Pre-launch inventory recognized										8,200,000		$ 8,200,000
Grunenthal
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payment received					$ 15,000,000
Milestone payment received				$ 2,500,000
Upfront payment received and allocated					$ 15,000,000
Revenue recognized for right of use license of IP						$ 15,000,000
Revenue recognized relation to patent license agreement	$ 15,000,000												0
Grunenthal | IFRS 15
Disclosure Of Loss Before Income Tax Line Item
Number of performance obligations | Obligation												3
Grunenthal | R&D and CMC services
Disclosure Of Loss Before Income Tax Line Item
Standalone selling price												$ 85,000,000
Grunenthal | Other Development Services
Disclosure Of Loss Before Income Tax Line Item
Standalone selling price												10,000,000
Grunenthal | Clinical, Manufacturing, Regulatory and Reimbursement Approval | Top of Range
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payments receivable												132,500,000
Tasly
Disclosure Of Loss Before Income Tax Line Item
Deferred consideration up-front milestone receivable recognized		$ 20,000,000										20,000,000
Revenue recognized from up-front payment as deferred consideration			$ 10,000,000
TiGenix NV
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payment received								$ 5,900,000	€ 5.0
Milestone payment received | €							€ 5.0
Revenue								$ 5,900,000	€ 5.0
TiGenix NV | Top of Range
Disclosure Of Loss Before Income Tax Line Item
Milestone revenue relating to non-refundable up-front payment | €															€ 10.0
JCR Pharmaceuticals Co. Ltd
Disclosure Of Loss Before Income Tax Line Item
Revenue recognized relation to patent license agreement													1,000,000
Royalties receivable under sales-based milestones										$ 5,900,000	$ 3,300,000	$ 5,900,000	$ 3,300,000